FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE DISCLOSURES [Abstract]
Assets and liabilities measured at fair value

Assets and liabilities measured at fair value, including financial assets for which we have elected the fair value option, were as follows:

		Fair Value Measurements Using
	Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
December 31, 2015:
Measured at Fair Value on a Recurring Basis:
Assets
Trading securities	$148	$148	$—	$—
Securities available for sale
U.S. agency	47,512	—	47,512	—
U.S. agency residential mortgage-backed	196,056	—	196,056	—
U.S. agency commercial mortgage-backed	34,028	—	34,028	—
Private label residential mortgage-backed	4,903	—	4,903	—
Other asset backed	116,904	—	116,904	—
Obligations of states and political subdivisions	144,984	—	144,984	—
Corporate	38,614	—	38,614	—
Trust preferred	2,483	—	2,483	—
Loans held for sale	27,866	—	27,866	—
Derivatives (1)	1,238	—	1,238	—
Liabilities
Derivatives (2)	619	—	619	—

Measured at Fair Value on a Non-recurring basis:
Assets
Capitalized mortgage loan servicing rights (3)	8,481	—	—	8,481
Impaired loans (4)
Commercial
Income producing - real estate	711	—	—	711
Land, land development & construction-real estate	40	—	—	40
Commercial and industrial	1,257	—	—	1,257
Mortgage
1-4 Family	421	—	—	421
Resort lending	129	—	—	129
Other real estate (5)
Commercial
Land, land development & construction-real estate	639	—	—	639
Commercial and industrial	165	—	—	165
Mortgage
1-4 Family	26	—	—	26
Resort lending	107	—	—	107
Home equity - 1st lien	14	—	—	14
Installment
Home equity - 1st lien	36	—	—	36
(1)	Included in accrued income and other assets
(2)	Included in accrued expenses and other liabilities
(3)	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
(4)	Only includes impaired loans with specific loss allocations based on collateral value.
(5)	Only includes other real estate with subsequent write downs to fair value.

		Fair Value Measurements Using
	Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
December 31, 2014:
Measured at Fair Value on a Recurring Basis:
Assets
Trading securities	$203	$203	$—	$—
Securities available for sale
U.S. agency	35,006	—	35,006	—
U.S. agency residential mortgage-backed	257,558	—	257,558	—
U.S. agency commercial mortgage-backed	33,728	—	33,728	—
Private label residential mortgage-backed	6,013	—	6,013	—
Other asset backed	32,353	—	32,353	—
Obligations of states and political subdivisions	143,415	—	143,415	—
Corporate	22,664	—	22,664	—
Trust preferred	2,441	—	2,441	—
Loans held for sale	23,662	—	23,662	—
Derivatives (1)	619	—	619	—
Liabilities
Derivatives (2)	366	—	366	—

Measured at Fair Value on a Non-recurring basis:
Assets
Capitalized mortgage loan servicing rights (3)	9,197	—	—	9,197
Impaired loans (4)
Commercial
Income producing - real estate	869	—	—	869
Land, land development & construction-real estate	354	—	—	354
Commercial and industrial	2,601	—	—	2,601
Mortgage
1-4 Family	1,306	—	—	1,306
Other real estate (5)
Commercial
Income producing - real estate	479	—	—	479
Land, land development & construction-real estate	737	—	—	737
Mortgage
1-4 Family	102	—	—	102
Resort lending	575	—	—	575
Installment
Home equity - 1st lien	13	—	—	13
(1)	Included in accrued income and other assets
(2)	Included in accrued expenses and other liabilities
(3)	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
(4)	Only includes impaired loans with specific loss allocations based on collateral value.
(5)	Only includes other real estate with subsequent write downs to fair value.

Changes in fair value for financial assets

Changes in fair values of financial assets for which we have elected the fair value option for the years ended December 31 were as follows:

	Net Gains (Losses) on Assets		Total Change in Fair Values Included in Current Period Earnings
	Securities	Loans
	(In thousands)
2015
Trading securities	$(55)	$—	$(55)
Loans held for sale	—	90	90

2014
Trading securities	$(295)	$—	$(295)
Loans held for sale	—	258	258

2013
Trading securities	$388	$—	$388
Loans held for sale	—	(1,477)	(1,477)

Quantitative information about Level 3 fair value measurements measured on a non-recurring basis

Quantitative information about Level 3 fair value measurements measured on a non-recurring basis follows:

	Asset Fair Value	Valuation Technique	Unobservable Inputs	Weighted Average
	(In thousands)
2015
Capitalized mortgage loan servicing rights	$8,481	Present value of net	Discount rate	10.04%
		servicing revenue	Cost to service	$80
			Ancillary income	24
			Float rate	1.73%
Impaired loans
Commercial (1)	1,605	Sales comparison approach	Adjustment for differences between comparable sales	(2.1)%
		Income approach	Capitalization rate	9.3
Mortgage	550	Sales comparison approach	Adjustment for differences between comparable sales	0.7
Other real estate
Commercial	804	Sales comparison approach	Adjustment for differences between comparable sales	(3.9)
Mortgage and installment	183	Sales comparison approach	Adjustment for differences between comparable sales	75.6

2014
Capitalized mortgage loan servicing rights	$9,197	Present value of net	Discount rate	10.07%
		servicing revenue	Cost to service	$82
			Ancillary income	25
			Float rate	1.77%
Impaired loans
Commercial (1)	2,751	Sales comparison approach	Adjustment for differences between comparable sales	(3.8)%
		Income approach	Capitalization rate	9.3
Mortgage	1,306	Sales comparison approach	Adjustment for differences between comparable sales	8.6
Other real estate
Commercial	1,216	Sales comparison approach	Adjustment for differences between comparable sales	(9.0)
Mortgage and installment	690	Sales comparison approach	Adjustment for differences between comparable sales	34.3
(1)	In addition to the valuation techniques and unobservable inputs discussed above, at December 31, 2015 and 2014, we had an impaired collateral dependent commercial relationship that totaled $0.4 million and $1.1 million, respectively that was primarily secured by collateral other than real estate. Collateral securing this relationship primarily included machinery and equipment and inventory at December 31, 2015 and 2014 and also included accounts receivable at December 31, 2014. Valuation techniques at December 31, 2015, included appraisals and discounting restructuring firm valuations based on estimates of value recovery of each particular asset type. Discount rates used ranged from 0% to 100% of stated values. Valuation techniques at December 31, 2014, included discounting cost and financial statement value approaches based on estimates of value recovery of each particular asset type. Discount rates used ranged from 35% to 100% of stated values.

Aggregate fair value and aggregate remaining contractual principal balance for loans held for sale

The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale for which the fair value option has been elected at December 31.

	Aggregate Fair Value	Difference	Contractual Principal
	(In thousands)
Loans held for sale
2015	$27,866	$714	$27,152
2014	23,662	624	23,038
2013	20,390	366	20,024